Supplementary cash flow information - Non-cash operating and investing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Accounts payable and accrued liabilities	$ 32,392	$ 7,720
Provisions	1,088	262
Other long-term liabilities	4,768	0
Non-cash operating activities	38,248	7,982
Investing activities
Purchase of PP&E	(14,374)	(16,732)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(86,691)	(101,180)
Additions to intangible assets	(28,944)	(1,127)
Non-cash investing activities	$ (130,009)	$ (119,039)